Long-Term Investments, Net - Schedule of Long-Term Investments, Net Consist of Investments in Non-Marketable Securities (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Net Investment Income [Line Items]
Net carrying value		$ 368
Investment A [Member]
Net Investment Income [Line Items]
Ownership interest		2.47%
Net carrying value
Investment B [Member]
Net Investment Income [Line Items]
Ownership interest		0.53%
Net carrying value		$ 368
Investment C [Member]
Net Investment Income [Line Items]
Ownership interest		4.90%
Net carrying value	[1]

[1]	Less than $1,000